Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Derivative liabilities	$ 0.3	$ 11.8
Equipment financing	16.3	3.3
Agreements with communities recorded at amortized cost	21.7	17.4
Deferred Rosemont acquisition consideration	0.0	9.7
Other financial liabilities, current	38.3	42.2
Non-current
Equipment financing	60.4	7.5
Agreements with communities recorded at amortized cost	46.7	37.5
Wheaton refund liability	7.3	6.7
Other financial liabilities, non-current	114.4	51.7
Other financial liabilities	$ 152.7	$ 93.9